Restricted Assets	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Restricted Assets
44	RESTRICTED ASSETS
As of December 31, 2021 and 2020, the following Bank’s assets are restricted:

Composition	12/31/2021	12/31/2020
Debt securities at fair value through profit or loss and other debt securities
• Discount bonds in pesos regulated by Argentine legislation, maturing in 2033 for the minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013, as amended, of the CNV.	48,691	49,699
• Federal Government Treasury Bonds in pesos adjusted by CER 1.40% maturity 03/27/2023 as of December 31, 2021 and Federal Government Treasury Bonds in pesos adjusted by CER 1%, maturing in 2021, as of December 31, 2020, securing the sectorial Credit Program of the Province of San Juan, production investment financing fund.	44,650	92,346
• Federal Government Treasury Bonds in pesos adjusted by CER 1.40%, maturity 03/27/2023 as of December 31, 2021 and Federal Government Treasury Bonds in pesos adjusted by CER 1%, maturing in 2021, as of December 31, 2020, securing the regional economies Competitiveness Program – IDB loan No. 3174/OC-AR.	18,050	59,423
• Federal Government Treasury Bonds in pesos adjusted by CER 1.40%, maturity 03/27/2023 as of December 31, 2021 and Federal Government Treasury Bonds in pesos adjusted by CER 1%, maturing in 2021, as of December 31, 2020, for the contribution to the Guarantee Fund II in BYMA according to section 45, Law 26831, and supplementary regulations established by CNV standards (NT 2013, as amended).	7,980	4,818
• Discount bonds in pesos regulated by Argentine legislation, maturing in 2033 and used as security in favor of Sedesa (1).		221,067
• Federal Government Treasury letters at discount in pesos maturity 01/29/2021 as of December 31, 2020, securing the transaction of MAE Futuro Garantizado CPC2.		29,585

Subtotal debt securities at fair value through profit or loss and other debt securities	119,371	456,938

Other financial assets
• Mutual fund shares for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/13, as amended, of the CNV.	150,746	155,850
• Sundry debtors – Other.	5,027	17,296
• Sundry debtors – attachment within the scope of the claim filed by the DGR against the CABA for turnover tax differences.	827	1,248

Subtotal Other financial assets	156,600	174,394

Composition (contd.)	12/31/2021	12/31/2020
Loans and other financing – non-financial private sector and foreign residents
• Interests derived from contributions made as protector partner (2).	762,500	392,448

Subtotal loans and other financing	762,500	392,448

Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	15,525,187	18,174,500
• Guarantee deposits related to credit and debit card transactions.	1,877,095	1,989,212
• Other guarantee deposits.	561,975	359,235
• For securities forward contracts.		1,050,173

Subtotal Financial assets delivered as a guarantee	17,964,257	21,573,120

Other non-financial assets
• Real property related to a call option sold.	77,739	326,668

Subtotal other non-financial assets	77,739	326,668

Total	19,080,467	22,923,568

(1)
As replacement for the preferred shares of former Nuevo Banco Bisel SA to secure to Sedesa the price payment and the fulfillment of all the obligations assumed in the purchase and sale agreement dated May 28, 2007, maturing on August 11, 2021. As the Bank paid such obligations on August 12, 2021, as of the date of issuance of these consolidated financial statements, the pledge over the discount bonds in pesos regulated by Argentine legislation was lifted.

(2)
As of December 31, 2021 and 2020 it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.